THE FORESTER FUNDS


ANNUAL REPORT
March 31, 2003

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER VALUE FUND
Letter to Shareholders

Dear Fellow Shareholder:

According to Lipper, the Value Fund was one of the top two funds for the multi-cap value category for the past year. Once again, the past year has witnessed extreme volatility in the markets, while your fund grew steadily. The Value Fund eclipsed both of its benchmarks for the year, returning 5.7% versus -22.8% for the Russell 1000 Value and -24.8% for the S&P 500.

Overall market earnings appear to be stabilizing. On a GAAP basis, the S&P 500 is currently valued at about 27 times earnings. That is still very high on a historical basis. Even on 2003 estimated GAAP earnings it is valued at 22 times earnings. Usually earnings and sales growth recovers after a slump due to pent-up demand for autos and homes. However, in this slump both autos and homes have continued at a torrid pace. So it is unclear where growth will come from. If the market was valued near its historical average of around 15 times earnings one could expect reasonable returns on stocks. But at these levels, there should be more attractive investments ahead.

Over the long run, earnings determine the value of a company. Earnings growth has become cloudy over the past few years and to our mind, continues to be so. Under normal circumstances, stocks are valued toward historical low to middle ranges with this uncertainty. However, today, they are priced at historical highs. Given this high valuation and uncertain outlook, we remain conservative.


Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President




FORESTER FUNDS

THE FORESTER VALUE FUND RETURNS

                                                         SINCE
FUND/INDEX                         1-YEAR    3-YEAR    INCEPTION
Forester Value Fund                 5.7%      4.5%        4.5%
Russell 1000 Value Index          -22.8      -6.9        -5.6
S&P 500 Stock Index               -24.8     -16.1       -11.1


                                  RUSSELL        S&P 500
                   FORESTER      1000 VALUE       STOCK
                  VALUE FUND       INDEX          INDEX
                  ----------     ----------      -------
9/10/99            $10,000        $10,000        $10,000
9/30/99             10,006          9,532          9,496
12/31/99            10,121         10,050         10,909
3/31/00             10,258         10,098         11,159
6/30/00             10,406          9,624         10,863
9/30/00             10,548         10,381         10,758
12/31/00            10,692         10,755          9,915
3/31/01             10,820         10,125          8,739
6/30/01             10,919         10,619          9,251
9/30/01             10,993          9,456          7,893
12/31/01            11,037         10,153          8,737
3/31/02             11,062         10,568          8,761
6/30/02             11,097          9,668          7,587
9/30/02             11,656          7,853          6,276
12/31/02            11,678          8,577          6,806
3/31/03             11,693          8,160          6,591


The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).


PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The Russell 1000 Value Index is an unmanaged, market-weighted index of the lower price-to-book value stocks in the Russell 1000 Index of 1000 larger companies. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance.




THE FORESTER VALUE FUND

PORTFOLIO OF INVESTMENTS
March 31, 2003

                                                Percent of         Market
Par Value                                       Net Assets         Value

                Other Assets (Huntington
                   Treasury Money Fund)          99.97%          $108,469
                Accrued Interest                  0.03%                29
                                                ------            -------
                Net Assets                      100.00%          $108,498
                                                ======            =======
                At March 31, 2003, unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.









THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2003


                                               	     The Forester
                                                      Value Fund
ASSETS
Cash (Huntington Treasury Money Fund)                 $108,469
Accrued Interest                                            29

                                                       -------
Total assets                                           108,498
                                                       =======

LIABILITIES                                                  -
                                                       -------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 10,832 shares issued
and outstanding)                                      $108,498
                                                       =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
 ($108,498  / 10,832 shares)                            $10.02
                                                        ======
NET ASSETS
  At March 31, 2003, net assets consisted of:
      Paid-in capital                                 $108,397
      Undistributed net investment income                  101
                                                       -------
                                                      $108,498
                                                       =======



See accompanying notes to financial statements










THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Year ended March 31, 2003



                                                        The Forester
                                                         Value Fund
INVESTMENT INCOME
Interest income                                              $539
                                                           ------
Total income                                                  539
                                                           ------
EXPENSES
Investment advisory fees (Note 2)                             625
Director fees                                                 100
Transfer agent fee                                          3,692
Fund accounting fee                                         3,600
Custody fee                                                 1,000
Distributor fee                                               566
Professional fees                                           2,100
Insurance                                                     590
                                                           ------
  Total expenses                                           12,273
  Less:  expenses waived and
         reimbursed by Advisor (Note 2)                   (12,273)
                                                           ------
Net expenses                                                    -
                                                           ------
Net investment income                                         539
                                                           ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments                            2,651
                                                           ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $ 3,190
                                                          =======



See accompanying notes to financial statements








THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                          The Forester
                                           Value Fund
                                    -----------------------
                                          Years Ended
                                           March 31,
                                        2003         2002
                                    -----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	             $   539        $1,195
  Net realized gain
    on investments                     2,651             -
                                     -------        ------


  Net increase in net assets
    resulting from operations          3,190         1,195
                                     -------        ------
  Distributions to shareholders
    Net investment income               (546)       (1,749)
    Net realized gains                (2,510)            -
                                     -------        ------
    Total Distributions               (3,056)       (1,749)
                                     -------        ------

  Capital share transactions (a)
    Increase in net assets resulting
    from capital share transactions   53,056         1,749
                                      ------        ------
    Total increase in net assets      53,190         1,195

NET ASSETS
  Beginning of year                   55,308        54,113
                                      ------        ------
  End of year
  (Including undistributed net
   investment income of $101 and
   $108, respectively)              $108,498       $55,308
                                     =======       =======

(a) Summary of capital share activity follows:

Shares sold                            4,995             -
Shares issued in reinvestment
  of distributions                       306           175
                                     =======       =======

Value of shares sold                 $50,000       $     -
Value of shares issued in rein-
  vestment of distributions            3,056         1,749
                                     =======       =======

  Net increase in shares               5,301           175
                                     =======       =======
  Net increase in value of shares    $53,056       $ 1,749
                                     =======       =======

See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS (Cont'd.)
                                          The Forester Value Fund
                                   -------------------------------------
                                                                       Period*
                                                                       Ended
(For a share outstanding                   Years Ended March 31,      March 31,
 throughout each period)                2003       2002       2001       2000
                                   ---------------------------------------------
NET ASSET VALUE
Beginning of period                    $10.00     $10.10     $10.14     $10.00
                                       ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .09        .23        .53        .30
Net gains (losses) on securities
 (both realized and unrealized)           .48          -        .02       (.04)
                                       ------     ------     ------     ------
  Total from investment operations        .57        .23        .55        .26
                                       ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends (from net investment income)   (.10)      (.33)      (.59)      (.12)
Net realized gains                       (.45)         -          -          -
                                       ------     ------     ------     ------
     Total distributions                 (.55)      (.33)      (.59)      (.12)
                                       ------     ------     ------     ------
NET ASSET VALUE
End of period                          $10.02     $10.00     $10.10     $10.14
                                       ======     ======     ======     ======

TOTAL RETURN                             5.74%      2.25%      5.48%      2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period             $108,498   $55,308    $54,113    $51,291

Ratio of expenses to average
 net assets
After waiver                                 0%        0%         0%        0%**
Before waiver                            19.61%     5.02%      4.78%     1.00%**
Ratio of net investment income to
  average net assets                      0.86%     2.18%      5.23%     5.26%**

Portfolio turnover rate	                   103%        0%         0%        0%

*Commencement of operations was September 10, 1999.

**Annualized.

See accompanying notes to financial statements



THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
March 31, 2003


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Value Fund and The Forester Discovery Fund. The accompanying financial statements are those of the Forester Value Fund (the "Fund"). The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked
prices on such exchanges or such System.   Unlisted securities that
are not included in such System are valued at the mean of the quoted
bid and asked prices in the over-the-counter-market.   Securities and
other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and
responsibility of the Fund's Board of Directors.   Short-term
investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.


SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.





THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)
March 31, 2003


USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses
during the reporting period.   Actual results could differ from those
estimates.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the year ended March 31, 2003, Forester Capital
Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain
administrative services, and personnel needed by the Fund.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% per Fund based upon the
average daily net assets of the Fund.   For the year ended
March 31, 2003, the Advisor voluntarily waived advisory fees in the amounts of $625 and reimbursed other expenses in the amount of $11,648 for The Forester Value Fund.

DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to which the
Fund may pay broker-dealers for distributing shares of the Fund.
This expense is limited to 1/4 of 1% of the Fund's average net
assets.   For the year ended March 31, 2003, no such
reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $24,854 and $27,504, respectively, in the Forester Value Fund for the year ended March 31, 2003.



(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital losses.

The tax character of distributions paid during 2003 and 2002 was as follows:

                                    The Forester
2003                                 Value Fund
----                                ------------
Distributions paid from:
  Ordinary income                      $3,056
                                       ======

2002
----
Distributions paid from:
  Ordinary income                      $1,749
                                       ======

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                    The Forester
                                     Value Fund
                                    ------------
Undistributed ordinary income          $  101
                                       ======


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Shareholders and Board of Directors
The Forester Funds, Inc.
Libertyville, Illinois


We have audited the accompanying statements of assets and liabilities as of March 31, 2003, of The Forester Value Fund, a series of shares of common stock of The Forester Funds, Inc., and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the two years in the period then ended and the
period September 10, 1999 to March 31, 2000.   These financial statements and
financial highlights are the responsibility of the Funds' management.   Our
responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally
accepted in the United States of America.   Those standards require that
we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material
misstatement.   An audit includes examining, on a test basis, evidence
supporting the amounts and disclosures in the financial statements.   An
audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial
statement presentation.   We believe that our audits provide a reasonable
basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Value Fund as of March 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended and the period September 10, 1999 to March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 13, 2003


DIRECTORS AND OFFICERS OF THE COMPANY (Unaudited)

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

*Thomas H. Forester - Director , President and Treasurer and has served since September 10, 1999. His address is c/o Forester Capital Management, Ltd.,
612 Paddock Lane, Libertyville, IL 60048. Mr. Forester, 43, has been President of Forester Capital Management, Ltd. (the "Adviser") since February, 1999. Prior to that time, he was an officer and portfolio manager from May 1997 through January 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Investments Inc.; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules. Mr. Forester owns approximately 54% of the shares of the Fund.

Wayne A. Grudem - Director, has served since September, 1999. Mr. Grudem, 54, has been a Professor at Phoenix Seminary in Scottsdale, Arizona since 2001. Previously, he was a Professor at Trinity International University for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules.

Michael B. Kelley - Director, has served since September, 1999. Mr. Kelley, 40, has been a Territory Executive at WW Grainger, a national distribution firm to commercial and industrial industries for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by Item 13(a)(1) of the Rules.

*Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund. Mr. Forester is also an officer of the investment manager and owns 54% of the shares of the Fund.

The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling toll-free 1-800-388-0365.



THE FORESTER FUNDS
FORESTER DISCOVERY FUND


ANNUAL REPORT
March 31, 2003

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER FUNDS
Letter to Shareholders

Dear Fellow Shareholder:

According to Lipper, the Discovery Fund was the top fund for the international category for the past year. Once again, the past year has witnessed extreme volatility in the markets, while your fund grew steadily. The Discovery Fund eclipsed both of its benchmarks for the year, returning 1.6% versus -23.2% for the MSCI EAFE Net and -24.8% for the S&P 500.

Overall market earnings appear to be somewhere between stabilizing and shrinking in most developed global markets. With the Euro and the Yen strengthening against the US dollar, companies in those area are coming under pricing and earnings pressures. Usually earnings and sales growth recovers after a slump due to pent-up demand for autos and homes. However, in this slump both autos and homes have done fine. So it is unclear where growth will come from. If the market was valued near its historical averages one could expect reasonable returns on stocks. But at these levels, there should be more attractive investments ahead.

Over the long run, earnings determine the value of a company. Earnings growth has become cloudy over the past few years and to our mind, continues to be so. Under normal circumstances, stocks are valued toward historical low to middle ranges with this uncertainty. However, today, they are priced at historical highs. Given this high valuation and uncertain outlook, we remain conservative.

Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President




FORESTER FUNDS

THE FORESTER DISCOVERY FUND RETURNS

                                                         SINCE
FUND/INDEX                         1-YEAR    3-YEAR    INCEPTION
Forester Discovery Fund             1.6%      3.1%        3.4%
MSCI EAFE Net Index               -23.2     -19.6       -13.5
S&P 500 Stock Index               -24.8     -16.1       -11.1


                FORESTER      S&P 500       EAFE
                DISCOVERY      STOCK        NET
                  FUND         INDEX        INDEX
                ---------    ---------    ---------
9/10/99          $10,000      $10,000      $10,000
9/30/99           10,006        9,496        9,837
12/31/99          10,121       10,909       11,489
3/31/00           10,258       11,159       11,476
6/30/00           10,406       10,863       11,041
9/30/00           10,548       10,758       10,149
12/31/00          10,692        9,915        9,860
3/31/01           10,820        8,739        8,509
6/30/01           10,919        9,251        8,420
9/30/01           10,993        7,893        7,241
12/31/01          11,037        8,737        7,746
3/31/02           11,062        8,761        7,785
6/30/02           11,097        7,587        7,619
9/30/02           11,192        6,276        6,116
12/31/02          11,219        6,806        6,510
3/31/03           11,241        6,591        5,976


The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).


PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The MSCI EAFE Net Index is an unmanaged, market-weighted index of companies throughout the world, excluding the U.S. and Canada, including net reinvested dividends. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance. All indexes are unmanaged and include reinvested dividends.





THE FORESTER DISCOVERY FUND

PORTFOLIO OF INVESTMENTS
March 31, 2003

                                                Percent of         Market
Par Value                                       Net Assets         Value

                Other Assets (Schwab US
                   Treasury Money Fund)          99.97%           $56,177
                Accrued Interest                  0.03%                15
                                                ------            -------
                Net Assets                      100.00%           $56,192
                                                ======            =======
                At March 31, 2003, unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.









THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2003


                                               	     The Forester
                                                    Discovery Fund
ASSETS
Cash (Schwab US Treasury Money Fund)                   $56,177
Accrued Interest                                            15

                                                       -------
Total assets                                            56,192
                                                       =======

LIABILITIES                                                  -
                                                       -------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 5,605 shares issued
and outstanding)                                       $56,192
                                                       =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
 ($56,192  /  5,605 shares)                             $10.03
                                                        ======
NET ASSETS
  At March 31, 2003, net assets consisted of:
      Paid-in capital                                  $56,079
      Undistributed net investment income                  113
                                                       -------
                                                       $56,192
                                                       =======



See accompanying notes to financial statements










THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Year ended March 31, 2003



                                                        The Forester
                                                       Discovery Fund
INVESTMENT INCOME
Interest income                                              $551
                                                           ------
Total income                                                  551
                                                           ------
EXPENSES
Investment advisory fees (Note 2)                             556
Directors fees                                                100
Professional fees                                           2,100
Fidelity Bond                                                 590
                                                           ------
  Total expenses                                            3,346
  Less:  expenses waived by Advisor (Note 2)               (3,346)
                                                           ------
Net expenses                                                    -
                                                           ------
Net investment income                                         551
                                                           ------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments                              333
                                                           ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $   884
                                                          =======



See accompanying notes to financial statements








THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                          The Forester
                                         Discovery Fund
                                    -----------------------
                                         Year        Year
                                         Ended       Ended
                                       March 31    March 31,
                                         2003        2002
                                    -----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	             $   551        $1,195
  Net realized gain (loss)
    on investments                       333             -
                                     -------        ------

  Net increase in net assets
    resulting from operations            884         1,195
                                     -------        ------
  Distributions to shareholders
    Net investment income               (546)       (1,749)
    Capital Gains                       (192)            -
                                     -------        ------
    Total Distributions                 (738)       (1,749)
                                     -------        ------
  Capital share transactions (a)
    Increase in net assets resulting
    from capital share transactions      738         1,749
                                      ------        ------
    Total increase in net assets         884         1,195

NET ASSETS
  Beginning of year                   55,308        54,113
                                      ------        ------
  End of year
  (Including undistributed net
   investment income of $113 and
   $108, respectively)               $56,192       $55,308
                                     =======       =======

(a) Summary of capital share activity follows:

Shares issued in reinvestment
  of distributions                        73           175
                                     =======       =======
Value of shares issued in rein-
  vestment of distributions          $   738       $  1749
                                     =======       =======
  Net increase in shares                  73           175
                                     =======       =======
  Net increase in value of shares    $   738       $  1749
                                     =======       =======

See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS (Cont'd.)
                                          The Forester Discovery Fund
                                   -------------------------------------
                                                                   Period* Ended
(For a share outstanding                     Years  March 31,         March 31,
 throughout each period)                2003       2002       2001       2000
                                   ---------------------------------------------
NET ASSET VALUE
Beginning of period                    $10.00     $10.10     $10.14     $10.00
                                       ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .10        .23        .53        .30
Net gains (losses) on securities
 (both realized and unrealized)           .06          -        .02       (.04)
                                       ------     ------     ------     ------
  Total from investment operations        .16        .23        .55        .26
                                       ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends (from net investment income)   (.10)      (.33)      (.59)      (.12)
Capital gains                            (.03)
                                       ------     ------     ------     ------
     Total distributions                 (.13)      (.33)      (.59)      (.12)
                                       ------     ------     ------     ------
NET ASSET VALUE
End of period                          $10.03     $10.00     $10.10     $10.14
                                       ======     ======     ======     ======

TOTAL RETURN                             1.62%      2.25%      5.48%      2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period             $56,192    $55,308    $54,113    $51,291

Ratio of expenses to average
 net assets
After waiver                                0%         0%         0%        0%**
      Before waiver                      5.99%      5.02%      4.78%     1.00%**
Ratio of net investment income to
  average net assets                     0.99%      2.18%      5.23%     5.26%**

Portfolio turnover rate	                  108%         0%         0%        0%

*Commencement of operations was September 10, 1999.

**Annualized.

See accompanying notes to financial statements



THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
March 31, 2003


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Value Fund and The Forester Discovery Fund. The accompanying financial statements are those of the Forester
Discovery Fund (the "Fund").  The Fund commenced operations on
September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked
prices on such exchanges or such System.   Unlisted securities that
are not included in such System are valued at the mean of the quoted
bid and asked prices in the over-the-counter-market.   Securities and
other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and
responsibility of the Fund's Board of Directors.   Short-term
investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.





THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)
March 31, 2003 (Audited)


USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses
during the reporting period.   Actual results could differ from those
estimates.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the year ended March 31, 2003, Forester Capital
Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain
administrative services, and personnel needed by the Fund.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% per Fund based upon the
average daily net assets of the Fund.   For the year ended
March 31, 2003, the Advisor voluntarily waived advisory fees in the amounts of $556 and reimbursed other expenses in the amount of $2,790 for The Forester Discovery Fund.

DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to which the
Fund may pay broker-dealers for distributing shares of the Fund.
This expense is limited to 1/4 of 1% of the Fund's average net
assets.   For the year ended March 31, 2003, no such
reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $26,067 and $26,400, respectively, in the Forester Discovery Fund for the year ended March 31, 2003.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital losses.

The tax character of distributions paid during 2003 and 2002 was as follows:

                                    The Forester
2003                               Discovery Fund
----                               --------------
Distributions paid from:
  Ordinary income                      $  738
                                       ======
2002
----
Distributions paid from:
  Ordinary income                      $1,749
                                       ======

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                    The Forester
                                   Discovery Fund
                                   --------------
Undistributed ordinary income            $113
                                       ======


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Shareholders and Board of Directors
The Forester Funds, Inc.
Libertyville, Illinois


We have audited the accompanying statements of assets and liabilities as of March 31, 2003, of The Forester Discovery Fund, a series of shares of common stock of The Forester Funds, Inc., and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the two years in the period then ended and the
period September 10, 1999 to March 31, 2000.   These financial statements and
financial highlights are the responsibility of the Funds' management.   Our
responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally
accepted in the United States of America.   Those standards require that
we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material
misstatement.   An audit includes examining, on a test basis, evidence
supporting the amounts and disclosures in the financial statements.   An
audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial
statement presentation.   We believe that our audits provide a reasonable
basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Discovery Fund as of March 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended and the period September 10, 1999 to March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 13, 2003


DIRECTORS AND OFFICERS OF THE COMPANY  (Unaudited)

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

*Thomas H. Forester - Director , President and Treasurer and has served since September 10, 1999. His address is c/o Forester Capital Management, Ltd.,
612 Paddock Lane, Libertyville, IL 60048. Mr. Forester, 43, has been President of Forester Capital Management, Ltd. (the "Adviser") since February, 1999. Prior to that time, he was an officer and portfolio manager from May 1997 through January 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Investments Inc.; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules. Mr. Forester owns approximately 99% of the shares of the Fund.

Wayne A. Grudem - Director, has served since September, 1999. Mr. Grudem, 54, has been a Professor at Phoenix Seminary in Scottsdale, Arizona since 2001. Previously, he was a Professor at Trinity International University for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules.

Michael B. Kelley - Director, has served since September, 1999. Mr. Kelley, 40, has been a Territory Executive at WW Grainger, a national distribution firm to commercial and industrial industries for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by Item 13(a)(1) of the Rules.

*Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund. Mr. Forester is also an officer of the investment manager and owns 99% of the shares of each Fund.

The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling toll-free 1-888-701-8405.